Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

During the nine months ended September 30, 2021 and 2020, the Company paid base salary, and a bonus of £75,000, totaling $433,376 and $262,801 to Jason Drummond, the Company’s sole director and executive officer.

As of September 30, 2021 and December 31, 2020, $13,219 and $14,918 was due to officers. The advances were unsecured, non-interest bearing with no formal terms of repayment.